Property and Equipment - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	₨ 6,905.8	$ 110.8	₨ 6,980.3	₨ 6,686.2